STOCKHOLDERS' EQUITY (DEFICIT) - Computation of Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NUMERATOR:
Net income (loss) attributable to the Company – common shares									$ (644,348)	$ 135,070	$ (83,344)
DENOMINATOR:
Weighted average common shares outstanding - basic (in shares)									361,141	360,294	359,508
Stock options and restricted stock (in shares)									0	1,318
Weighted average common shares outstanding - diluted (in shares)									361,141	361,612	359,508
Net income (loss) attributable to the Company per common share:
Basic (in dollars per share)	$ (1.50)	$ (0.18)	$ (0.02)	$ (0.09)	$ 0.27	$ (0.09)	$ (0.20)	$ 0.39	$ (1.78)	$ 0.37	$ (0.23)
Diluted (in dollars per share)	$ (1.50)	$ (0.18)	$ (0.02)	$ (0.09)	$ 0.27	$ (0.09)	$ (0.20)	$ 0.39	$ (1.78)	$ 0.37	$ (0.23)
Stock options and restricted shares not included in computation of diluted earnings per share									8,000	5,600	8,100